Other financial assets	12 Months Ended
Dec. 31, 2019
Other financial assets
Other financial assets

20       Other financial assets

	At December 31,
	2019	2018
Non-current
Other financial assets at fair value through profit or loss
Equity investments (*)	3,309	3,372
	3,309	3,372
Other financial assets at amortized cost
Related parties (Note 27)	2,494	2,339
	2,494	2,339
	5,803	5,711
Current
Other financial assets at fair value through profit or loss
Corporate Bonds	12,698	21,391
Treasury bills	—	11,872
Related parties (Note 27)	4,643	4,744
	17,341	38,007
Other financial assets at amortized cost
Related parties (Note 27)	9,930	13,569
Time Deposits	—	24,400
Treasury bills	56,483	4,946
Other	—	57
	66,413	42,972
	83,754	80,979

(*) As of December 31, 2019 and 2018 includes equity investments where the group holds a minor equity interest and does not exert significant influence, mainly TA’s purchase of an 8.16% stake in Firenze Parcheggi S.p.A., a company that manages public parking lots in Florence.

Fair value of other financial assets approximate book value.